IMPAIRMENTS AND IMPAIRMENT REVERSALS - Mineral Property Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines		$ 104.0
Non-operating mining properties	$ 0.0	153.0
Impairment loss recognised in profit or loss, goodwill		45.0
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0.0	302.0
Brio Gold Inc. [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines		103.0
Non-operating mining properties		78.0
Impairment loss recognised in profit or loss, goodwill		0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss		181.0
Gualcamayo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines		0.0
Non-operating mining properties		75.0
Impairment loss recognised in profit or loss, goodwill		0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss		75.0
Jacobina
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines		(150.0)
Non-operating mining properties		0.0
Impairment loss recognised in profit or loss, goodwill		0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss		(150.0)
Minera Florida Ltda.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines		151.0
Non-operating mining properties		0.0
Impairment loss recognised in profit or loss, goodwill		0.0
Impairment loss (reversal of impairment loss) recognised in profit or loss		151.0
Canadian Malartic Corporation [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines		0.0
Non-operating mining properties		0.0
Impairment loss recognised in profit or loss, goodwill		45.0
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 45.0